Asset Retirement Obligation (Change in ARO) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in ARO
Balance, January 1	$ 185	$ 205
Additions	10	0
Liabilities settled	(25)	(25)
Accretion included in depreciation expense	9	7
Accretion deferred to regulatory asset (included in property, plant and equipment)	(3)	0
Other	1	3
Change in foreign exchange rate	1	(5)
Balance, December 31	$ 178	$ 185